LONG-TERM INVESTMENTS (Tables)	9 Months Ended
Sep. 30, 2025
LONG-TERM INVESTMENTS
Schedule of Other Equity Investments

	December 31,	September 30,
	2024	2025
	RMB	RMB
EEO Group	38,000,000	—
Total other equity investments	38,000,000	—